BANK BORROWING	12 Months Ended
Dec. 31, 2019
BANK BORROWING
BANK BORROWING

11. BANK BORROWING

On April 2, 2018, the Group entered into a loan agreement with Hefei Branch of China Merchants Bank amounting to RMB20,000 with one year maturity and a fixed interest rate of 5%. On April 3, 2019, the loan was fully repaid by the Group.